Borrowings - Schedule of Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Borrowings [Line Items]
Principal		$ 765,017
Short-term		466,599
Long-term		34,713	95,624
Long-term (current portion)		$ 66,882	59,887
Maybank Singapore Limited [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	5.00%
Start	[1]	July 2022
Maturity	[1]	July 2027
Principal	[1]	$ 298,418
Short-term	[1]
Long-term	[1]	34,713	95,624
Long-term (current portion)	[1]	$ 66,882	59,887
OCBC Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[2]	24.00%
Start	[2]	December 2025
Maturity	[2]	Due on demand
Principal	[2]	$ 466,599
Short-term	[2]	466,599
Long-term	[2]
Long-term (current portion)	[2]

[1]	This borrowing is guaranteed by the Group’s shareholder, Poh Kiong Tan.
[2]	On July 20, 2025, the Company and its subsidiary, Trident, together with two related parties controlled by Mr. Lim Soon Huat, the Company’s Chief Executive Officer and Director (Trident Consultancy Pte Ltd and Tri Wealth Ltd, collectively with the Company and its subsidiary, the “Joint Obligors”), entered into a Facility Agreement with Firmus Tactical Opportunities Fund I (the “Lender”) for a short-term loan facility of up to $1,477,564 (SGD1,900,000). During the year ended December 31, 2025, the Group drew down $466,599 (SGD600,000) under the facility. Borrowings under the facility bear interest at a fixed rate of 2.0% per month, with a default interest rate of 4.0% per month. Each tranche of the facility generally matures within 30 days or one month from the respective date of disbursement, unless the Lender, at its sole and discretion, agrees to extend the maturity date for such tranche for another month or such other period. As of December 31, 2025, certain tranches drawn down under the facility remained outstanding beyond their original contractual maturity dates and have been extended by the Lender. The facility is secured by a fixed and floating charge over all present and future assets of the Joint Obligors, an assignment of receivables, and a personal guarantee and deed of undertaking provided by Mr. Lim Soon Huat. Given the Lender’s right to demand repayment at any time, the entire outstanding balance under the facility is classified as a due on demand borrowing and presented as a short-term borrowing as of December 31, 2025. During the year ended December 31, 2025, the Group utilized the facility for working capital and general corporate purposes. As of December 31, 2025, the outstanding principal balance and accrued interest under this facility were $466,599(SGD600,000) and $5,118 (SGD 6,581), respectively.